S000091480 [Member] Investment Objectives and Goals - RJ Eagle GCM Dividend Select Income ETF	Sep. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF RJ EAGLE GCM DIVIDEND SELECT INCOME ETF | 9.12.2025
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The RJ Eagle GCM Dividend Select Income ETF (“Dividend Select Income ETF” or the “fund”) seeks current income and capital appreciation.